TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio

(Investor Class and Premium Class)

TD U.S. Government Portfolio

(Investor Class)

TD Municipal Portfolio

(Investor Class)

TD California Municipal Money Market Portfolio

(Investor Class)

TD New York Municipal Money Market Portfolio

(Investor Class)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Prospectus of each Fund,

dated February 28, 2017, as amended September 14, 2017 (the “Prospectus”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund’s average daily net assets. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “Summary — TD Money Market Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.

	Investor Class		Premium Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.09%		0.09%
Distribution (12b-1) Fees*		0.11%		0.36%
Other Expenses
Shareholder Servicing Fees	0.25%		0.05%
All Other Expenses**	0.20%		0.15%
Total Other Expenses		0.45%		0.20%
Total Annual Portfolio Operating Expenses*		0.65%		0.65%

*	Distribution (12b-1) Fees for the Investor Class have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD Money Market Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$66	$208	$362	$810
Premium Class	$66	$208	$362	$810

The section of the Prospectus entitled “Summary — TD U.S. Government Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.

	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.11%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.20%
Total Other Expenses		0.45%
Total Annual Portfolio Operating Expenses*		0.66%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD U.S. Government Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$67	$211	$368	$822

The section of the Prospectus entitled “Summary — TD Municipal Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.

	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.11%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.20%
Total Other Expenses		0.45%
Total Annual Portfolio Operating Expenses*		0.66%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD Municipal Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$67	$211	$368	$822

The section of the Prospectus entitled “Summary — TD California Municipal Money Market Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.

	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.08%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.23%
Total Other Expenses		0.48%
Total Annual Portfolio Operating Expenses*		0.66%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD California Municipal Money Market Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the California Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$67	$211	$368	$822

The section of the Prospectus entitled “Summary — TD New York Municipal Money Market Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.

	Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.04%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.26%
Total Other Expenses		0.51%
Total Annual Portfolio Operating Expenses*		0.65%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD New York Municipal Money Market Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the New York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$66	$208	$362	$810

The section of the Prospectus entitled “Administrator” is deleted in its entirety and replaced with the following:

Administrator

As administrator, TDAM provides certain services to the Portfolios. For its services, TDAM is entitled to receive from each Portfolio an annual fee, payable monthly, of 0.05% of the Portfolio’s average daily net assets. TDAM has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. TDAM pays Citi’s fees for providing these services.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE ®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio

(Class A and Select Class)

TD U.S. Government Portfolio

(Class A)

TD Municipal Portfolio

(Class A)

TD California Municipal Money Market Portfolio

(Class A)

TD New York Municipal Money Market Portfolio

(Class A)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Prospectus of each Fund,

dated February 28, 2017, as amended September 14, 2017 (the “Prospectus”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund’s average daily net assets. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “Summary — TD Money Market Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.

	Class A		Select Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.09%		0.09%
Distribution (12b-1) Fees*		0.21%		0.21%
Other Expenses
Shareholder Servicing Fees	0.25%		0.05%
All Other Expenses**	0.20%		0.20%
Total Other Expenses		0.45%		0.25%
Total Annual Portfolio Operating Expenses*		0.75%		0.55%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD Money Market Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$77	$240	$417	$930
Select Class	$56	$176	$307	$689

The section of the Prospectus entitled “Summary — TD U.S. Government Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.21%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.20%
Total Other Expenses		0.45%
Total Annual Portfolio Operating Expenses*		0.76%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD U.S. Government Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$78	$243	$422	$942

The section of the Prospectus entitled “Summary — TD Municipal Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.21%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.20%
Total Other Expenses		0.45%
Total Annual Portfolio Operating Expenses*		0.76%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD Municipal Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$78	$243	$422	$942

The section of the Prospectus entitled “Summary — TD California Municipal Money Market Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.18%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.23%
Total Other Expenses		0.48%
Total Annual Portfolio Operating Expenses*		0.76%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD California Municipal Money Market Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the California Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$78	$243	$422	$942

The section of the Prospectus entitled “Summary — TD New York Municipal Money Market Portfolio — Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.

	Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees*		0.14%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses**	0.26%
Total Other Expenses		0.51%
Total Annual Portfolio Operating Expenses*		0.75%

*	Distribution (12b-1) Fees have been restated to reflect current fees. As a result, the Total Annual Portfolio Operating Expenses do not correlate to the expense ratio in the Portfolio’s financial statements.
**	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD New York Municipal Money Market Portfolio — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the New York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$77	$240	$417	$930

The section of the Prospectus entitled “Administrator” is deleted in its entirety and replaced with the following:

Administrator

As administrator, TDAM provides certain services to the Portfolios. For its services, TDAM is entitled to receive from each Portfolio an annual fee, payable monthly, of 0.05% of the Portfolio’s average daily net assets. TDAM has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. TDAM pays Citi’s fees for providing these services.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE ®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Money Market Portfolio

(Investor Class)

(Premium Class)

(Class A)

(Select Class)

TD U.S. Government Portfolio

(Investor Class)

(Class A)

TD Municipal Portfolio

(Investor Class)

(Class A)

TD California Municipal Money Market Portfolio

(Investor Class)

(Class A)

TD New York Municipal Money Market Portfolio

(Investor Class)

(Class A)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Statement of Additional Information of each Fund,

dated February 28, 2017, as amended September 14, 2017 (the “SAI”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund’s average daily net assets. Accordingly, the SAI is amended as follows:

The first paragraph of the section of the SAI entitled “INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES — Administration” is deleted in its entirety and replaced with the following:

Pursuant to an Amended and Restated Administration Agreement (the “Administration Agreement”) with the Company, TDAM USA Inc. (the “Administrator”), as administrator to the Portfolios, provides administrative services to each of the Portfolios. Administrative services furnished by the Administrator include, among other services, maintaining and preserving the records of the Company, including financial and corporate records, computing net asset value, dividends, performance data and financial information regarding the Company, preparing reports, overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws, developing and implementing procedures for monitoring compliance with regulatory requirements, providing routine accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. Effective October 12, 2017, for its services as Administrator, the Administrator receives from each Portfolio an annual fee, payable monthly, of 0.05% of the Portfolio’s average daily net assets. Prior to October 12, 2017, the Administrator received no compensation from the Portfolios for its services as administrator. The Portfolios did not pay the Administrator any administration fees during the fiscal years ended October 31, 2014, 2015 and 2016, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE ®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund

(Institutional Class and Institutional Service Class)

TD Institutional Treasury Obligations Money Market Fund

(Institutional Service Class)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Prospectus of each Fund,

dated February 28, 2017 (the “Prospectus”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund’s average daily net assets. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “Summary — TD Institutional U.S. Government Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.

	Institutional Class		Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%		0.10%
Distribution (12b-1) Fees		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%
All Other Expenses*	0.10%		0.10%
Total Other Expenses		0.10%		0.35%
Total Annual Fund Operating Expenses		0.20%		0.45%

*	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD Institutional U.S. Government Fund — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255
Institutional Service Class	$46	$144	$252	$567

The section of the Prospectus entitled “Summary — TD Institutional Treasury Obligations Money Market Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.

	Institutional Service Class
Shareholder Fees (fees paid directly from your investment)		None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees		None
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses*	0.11%
Total Other Expenses		0.36%
Total Annual Fund Operating Expenses		0.46%

*	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD Institutional Treasury Obligations Money Market Fund — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Service Class	$47	$148	$258	$579

The section of the Prospectus entitled “Administrator” is deleted in its entirety and replaced with the following:

Administrator

As administrator, TDAM provides certain services to the Funds. For its services, TDAM is entitled to receive from each Fund an annual fee, payable monthly, of 0.05% of the Fund’s average daily net assets. TDAM has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Funds. TDAM pays Citi’s fees for providing these services.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE ®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund

(Commercial Class)

TD Institutional Treasury Obligations Money Market Fund

(Commercial Class)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Prospectus of each Fund,

dated February 28, 2017 (the “Prospectus”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund’s average daily net assets. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “Summary — TD Institutional U.S. Government Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.

	Commercial Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees		0.40%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses*	0.10%
Total Other Expenses		0.35%
Total Annual Fund Operating Expenses		0.85%

*	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD Institutional U.S. Government Fund — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Commercial Class	$87	$271	$471	$1,049

The section of the Prospectus entitled “Summary — TD Institutional Treasury Obligations Money Market Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.

	Commercial Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%
Distribution (12b-1) Fees		0.50%
Other Expenses
Shareholder Servicing Fees	0.25%
All Other Expenses*	0.11%
Total Other Expenses		0.36%
Total Annual Fund Operating Expenses		0.96%

*	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary — TD Institutional Treasury Obligations Money Market Fund — Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Commercial Class	$98	$306	$531	$1,178

The section of the Prospectus entitled “Administrator” is deleted in its entirety and replaced with the following:

Administrator

As administrator, TDAM provides certain services to the Funds. For its services, TDAM is entitled to receive from each Fund an annual fee, payable monthly, of 0.05% of the Fund’s average daily net assets. TDAM has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Funds. TDAM pays Citi’s fees for providing these services.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE ®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund

(Institutional Class)

(Institutional Service Class)

(Commercial Class)

TD Institutional Treasury Obligations Money Market Fund

(Institutional Service Class)

(Commercial Class)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Statement of Additional Information of each Fund,

dated February 28, 2017 (the “SAI”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund’s average daily net assets. Accordingly, the SAI is amended as follows:

The first paragraph of the section of the SAI entitled “INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES — Administration” is deleted in its entirety and replaced with the following:

Pursuant to an Amended and Restated Administration Agreement (the “Administration Agreement”) with the Company, TDAM USA Inc. (the “Administrator”), as administrator to the Funds, provides administrative services to each of the Funds. Administrative services furnished by the Administrator include, among other services, maintaining and preserving the records of the Company, including financial and corporate records, computing net asset value, dividends, performance data and financial information regarding the Company, preparing reports, overseeing the preparation and filing with the Securities and Exchange Commission (“SEC”) and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws, developing and implementing procedures for monitoring compliance with regulatory requirements, providing routine accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. Effective October 12, 2017, for its services as Administrator, the Administrator receives from each Fund an annual fee, payable monthly, of 0.05% of the Fund’s average daily net assets. Prior to October 12, 2017, the Administrator received no compensation from the Funds for its services as Administrator. The Funds did not pay the Administrator any administration fees during the fiscal years ended October 31, 2014, 2015 and 2016, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE ®/ The TD logo and other trade-marks are the property of The Toronto-Dominion Bank or a wholly-owned subsidiary, in Canada and/or other countries.